INCOME TAXES	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Income Taxes
INCOME TAXES
Our partnership is a flow through entity for tax purposes and as such is not subject to taxation. However, income taxes are recognized for the amount of taxes payable by the partnership’s corporate subsidiaries and for the impact of deferred tax assets and liabilities related to such subsidiaries.

(a)	Deferred Income Tax Balances
The sources of deferred income tax balances are as follows:

	As of December 31
US$ MILLIONS	2017	2016
Deferred income tax assets
Tax losses carried forward	$361	$357
Financial instruments and other	—	125
	$361	$482
Deferred income tax liabilities
Property, plant and equipment and investment properties	$(1,374)	$(1,306)
Intangible assets	(1,761)	(714)
Financial instruments and other	$(9)	$—
	$(3,144)	$(2,020)
Net deferred income tax liabilities	$(2,783)	$(1,538)
Reflected in the statement of financial position as follows:
Deferred income tax assets	$66	$74
Deferred income tax liabilities	(2,849)	(1,612)
Net deferred income tax liabilities	$(2,783)	$(1,538)

The sources of deferred income tax balances and movements are as follows:

		Recognized in
US$ MILLIONS	Jan. 1, 2017	Net Income	Other Comprehensive Income	Other(1)	Acquisitions (Dispositions)	Dec. 31, 2017
Deferred income tax assets related to non-capital losses and capital losses	$357	$(19)	$—	$23	$—	$361
Deferred income tax liabilities related to differences in tax and book basis, net	(1,895)	(48)	(200)	(71)	(930)	(3,144)
Net deferred income tax liabilities	$(1,538)	$(67)	$(200)	$(48)	$(930)	$(2,783)

		Recognized in
US$ MILLIONS	Jan. 1, 2016	Net Income	Other Comprehensive Income	Other(1)	Acquisitions (Dispositions)	Dec. 31, 2016
Deferred income tax assets related to non-capital losses and capital losses	$239	$17	$—	$4	$97	$357
Deferred income tax liabilities related to differences in tax and book basis, net	(1,542)	1	(75)	52	(331)	(1,895)
Net deferred income tax liabilities	$(1,303)	$18	$(75)	$56	$(234)	$(1,538)

(1)	Other items relates to foreign exchange as deferred income taxes are calculated based on the functional currency of each operating entity.
The amount of non-capital and capital losses and deductible temporary differences for which no deferred income tax assets have been recognized is approximately $859 million (2016: $820 million). Of the $859 million (2016: $820 million) deductible temporary differences not recognized, $480 million (2016: $442 million) relates to capital losses which carry forward indefinitely and have no expiry dates. The remaining $379 million (2016: $378 million) relates to non-capital losses, of which $7 million (2016: $5 million) expire between 2020 to 2030 and $372 million (2016: $373 million) that carry forward indefinitely and have no expiry dates.
In 2016, as part of the acquisition of our Indian toll road business, a net deferred tax asset in respect of tax losses of $10 million was recognized. The benefit of these losses has been recognized based on management’s best estimate that it is considered probable that future taxable profits would be available against which such losses can be utilized.

(b)	Income Tax Recognized in Profit or Loss
The major components of income tax expense include the following:

	For the year ended December 31,
US$ MILLIONS	2017	2016	2015
Tax expense (recovery) comprises:
Current income tax expense	$106	$33	$22
Deferred income tax expense (recovery)
Origination and reversal of temporary differences	92	(62)	4
Changes in tax rates or the imposition of new taxes	(41)	1	(28)
Previously unrecognized deferred taxes	16	43	(2)
Total income tax expense (recovery)	$173	$15	$(4)
Net income before income tax expense reconciles to income tax expense (recovery) as follows:
Net income before income tax	$747	$543	$387
Income tax expense calculated at the domestic rates applicable to profits in the country concerned	304	77	74
Change in substantively enacted tax rates	(41)	1	(28)
Earnings from investments in associates and joint ventures	(12)	(34)	(16)
Portion of gains subject to different tax rates	2	(54)	2
Taxable income attributable to non-controlling interests	(65)	(7)	(25)
International operations subject to different tax rates	(39)	(6)	(8)
Deferred tax assets not recognized	15	41	4
Permanent differences and other	9	(3)	(7)
Income tax expense (recovery) recognized in profit or loss	$173	$15	$(4)

As the partnership is not subject to tax, the above reconciliation has been prepared using a composite statutory rate for jurisdictions where Brookfield Infrastructure’s subsidiaries operate. The composite rate has increased due to changes in the related operating income in the various subsidiaries and changes in local statutory rates.
The partnership has approximately $2,411 million (2016: $2,230 million) of temporary differences associated with investments in subsidiaries, and associates for which no deferred income taxes have been provided.

(c)	Income Tax Recognized Directly in Other Comprehensive Income

US$ MILLIONS	2017	2016	2015
Deferred income tax arising on income and expenses recognized in other comprehensive income:
Revaluation of property, plant and equipment	$(204)	$(90)	$(130)
Cash flow hedges	8	8	(15)
Other	(4)	7	4
Total income tax expense recognized directly in other comprehensive income	$(200)	$(75)	$(141)